VESSELS AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Movement in Property, Plant and Equipment [Roll Forward]
Depreciation	$ (70,254)	$ (64,087)
Vessels and Equipment
Movement in Property, Plant and Equipment [Roll Forward]
Cost, beginning balance	3,706,726
Accumulated depreciation beginning balance	(719,366)
Vessels and equipment, net, beginning balance	2,987,360
Other additions	14
Transfer from newbuildings	76,325
Transfers from newbuildings, net	76,325
Transfer to Vessels Held for Sale	(23,385)
Transfers and changes, accumulated depreciation	6,930
Vessel and equipment, transfer to held for sale, net	(16,455)
Depreciation	(62,836)
Cost, ending balance	3,759,680
Accumulated depreciation ending balance	(775,272)
Vessels and equipment, net, ending balance	$ 2,984,408